Fair value of financial liabilities (Detail) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017 [1]	Dec. 31, 2016
At carrying value [member]
Financial liabilities measured at amortized cost [abstract]
Loans and borrowings	€ 106,038	€ 94,557	€ 33,806
Trade payables	18,667	15,670	13,400
Other financial liabilities	778	1,133	647
Total financial liabilities at amortised cost	125,483	111,360	47,853
Financial liabilities measured at fair value [abstract]
Contingent consideration	450	905	909
Cash settled share based payments	786	351	147
Written put option on NCI	845	788	735
Derivates	194	8	0
Total financial liability measured at fair value	2,275	2,052	1,791
Total non-current	94,521	85,276	31,715
Total current	33,237	28,136	17,929
At fair value [member]
Financial liabilities measured at amortized cost [abstract]
Loans and borrowings	105,027	95,351	34,619
Trade payables	18,667	15,670	13,400
Other financial liabilities	778	1,133	647
Total financial liabilities at amortised cost	124,472	112,154	48,666
Financial liabilities measured at fair value [abstract]
Contingent consideration	450	905	909
Cash settled share based payments	786	351	147
Written put option on NCI	845	788	735
Derivates	194	8	0
Total financial liability measured at fair value	2,275	2,052	1,791
Total non-current	93,289	85,890	32,358
Total current	€ 33,458	€ 28,316	€ 18,099

[1]	A * mark has been added next to the year 2017 in tables in the notes when the year has been impacted by the restatement.